Lease Arrangements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Future minimum revenue expected to be earned
2014	$ 533,022
2015	527,134
2016	518,909
2017	486,462
2018	445,822
2019 and thereafter	1,698,564
Total future revenue	$ 4,209,913
Lease Arrangements
Term of periodic drydocking and special survey maintenance per vessel	2 years 6 months
Term of periodic drydocking and special survey maintenance per vessel for vessels less than 15 years old	5 years
Minimum
Lease Arrangements
Period of drydocking and special survey maintenance carried out on vessels	10 days
Maximum
Lease Arrangements
Age of vessels for which drydocking and special survey maintenance is carried out every 5 years	15 years
Period of drydocking and special survey maintenance carried out on vessels	15 days